INCOME TAXES - Valuation allowance (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Uncertain tax benefits
Interest or penalty expense	¥ 0.0	¥ 0.0	¥ 0.0
Roll-forward of the unrecognized tax benefits
Beginning balance	18.0	14.0	26.0
Addition for tax positions	32.0	4.0	(12.0)
Ending balance	¥ 50.0	18.0	14.0
Withholding income tax rate (as a percentage)	10.00%
Withholding income tax rate with Hong Kong as holding company (as a percentage)	5.00%
PRC dividend withholding tax accrued	¥ 0.0	73.0
Additional provision for PRC dividend withholding tax accrued	¥ 0.0
Period of statute of limitations	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	¥ 0.1
Period of statute of limitations for transfer pricing issues	10 years
GERMANY
Valuation allowance
Tax loss carryforwards	¥ 1,778.0
China
Valuation allowance
Tax loss carryforwards, expire between 2021 and 2024	888.0
Tax loss carryforwards, expire between 2021 and 2028	¥ 1,492.0
Maximum
Uncertain tax benefits
Market capitalization percent	2.00%
Minimum
Uncertain tax benefits
Market capitalization percent	0.50%
Valuation allowance for deferred tax assets
Valuation allowance
Charge to costs and expenses	¥ 249.0	79.0	36.0
Charge taken against allowance	¥ 32.0	24.0	43.0
Write off		¥ 10.0	¥ 9.0